Investment in Related Party - Schedule of Investment in Related Party (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment in Accustem Sciences Inc [member]
Investment in Related Party - Schedule of Investment in Related Party (Details) [Line Items]
Investment	$ 837	$ 1,806
Movement in fair value	(238)	(969)
Total	599	837
OKYO Pharma Ltd [member]
Investment in Related Party - Schedule of Investment in Related Party (Details) [Line Items]
Investment	3,717	3,150
Additional shares issued	795
Movement in fair value	(1,522)	567
Total	$ 2,990	$ 3,717